Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	€ 49.0	€ 70.9